As filed with the Securities and Exchange Commission on September 8, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2016

Date of reporting period:  July 31, 2015

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 26.8%
Amazon.com, Inc. (a)	1,347	$722,194
BorgWarner, Inc.	3,960	196,852
Chipotle Mexican Grill, Inc. (a)	453	336,230
Hanesbrands, Inc.	7,091	220,034
Harman International Industries, Inc.	3,276	352,694
Home Depot, Inc.	4,445	520,198
Netflix, Inc. (a)	8,050	920,196
Nike, Inc.	3,200	368,704
Polaris Industries, Inc.	3,257	446,404
Priceline Group, Inc. (a)	558	693,912
Starbucks Corp.	11,520	667,354
TripAdvisor, Inc. (a)	3,026	240,204
Williams-Sonoma, Inc.	5,386	455,979
		6,140,955
Consumer Staples - 5.9%
Estee Lauder Companies, Inc.	6,416	571,730
Monster Beverage Corp. (a)	5,076	779,420
		1,351,150
Energy - 0.8%
Halliburton Co.	4,201	175,560

Financials - 2.0%
CBRE Group, Inc. (a)	12,037	457,045

Health Care - 12.4%
Agilent Technologies, Inc.	5,621	230,180
AmerisourceBergen Corp.	6,048	639,576
Celgene Corp. (a)	4,490	589,312
Mettler-Toledo International, Inc. (a)	1,194	403,094
Perrigo Co. PLC (c)	2,934	563,915
Waters Corp. (a)	3,181	424,632
		2,850,709
Industrials - 11.0%
Acuity Brands, Inc.	2,180	438,594
Flowserve Corp.	4,499	211,408
Middleby Corp. (a)	2,684	329,327
Robert Half International, Inc.	5,782	318,183
Stericycle, Inc. (a)	2,135	300,971
United Continental Holdings, Inc. (a)	4,372	246,537
United Rentals, Inc. (a)	2,709	181,476
Verisk Analytics, Inc. (a)	6,178	482,564
		2,509,060

Information Technology - 37.2%
Alliance Data Systems Corp. (a)	1,416	389,457
Amphenol Corp.	13,336	752,284
Apple, Inc.	9,312	1,129,546
Avago Technologies Ltd.	5,355	670,125
Cognizant Technology Solutions - Class A (a)	8,282	522,594
Electronic Arts, Inc. (a)	7,119	509,364
Facebook, Inc. (a)	3,770	354,418
F5 Networks, Inc. (a)	2,392	320,863
Fleetcor Technologies, Inc. (a)	3,137	485,670
Global Payments, Inc.	5,830	653,484
Google, Inc. - Class A (a)	431	283,382
Google, Inc. - Class C (a)	431	269,638
Keysight Technologies, Inc. (a)	2,874	87,772
Mastercard, Inc.	8,000	779,200
NCR Corp. (a)	9,182	252,872
NXP Semiconductors NV (a)(c)	8,349	809,769
3-D Systems Corp. (a)	6,964	91,646
Trimble Navigation Ltd. (a)	7,053	162,924
		8,525,008
Materials - 2.8%
Sherwin-Williams Co.	2,335	648,570
TOTAL COMMON STOCKS (Cost $16,130,960)		22,658,057

SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Government Portfolio - Class I, 0.01% (b)	309,632	309,632
TOTAL SHORT-TERM INVESTMENTS (Cost $309,632)		309,632
TOTAL INVESTMENTS (Cost $16,440,592) - 100.2%		22,967,689
Liabilities in Excess of Other Assets - (0.2)%		(54,790)
TOTAL NET ASSETS - 100.00%		$22,912,899

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the fund's 7-day yield as of July 31, 2015.
(c) U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Investments
July 31, 2015 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 21.8%
Chipotle Mexican Grill, Inc. (a)(d)	229	$169,971
Ford Motor Co. (d)	29,406	436,091
Home Depot, Inc. (d)	1,729	202,345
McDonald's Corp. (d)	4,604	459,755
Nike, Inc. (d)	2,084	240,118
Priceline Group, Inc. (a)(d)	152	189,023
Starbucks Corp. (d)	2,995	173,500
Tractor Supply Co. (d)	2,106	194,847
Ulta Salon, Cosmetics, & Fragrance, Inc. (a)(d)	965	160,219
Williams-Sonoma, Inc.	2,027	171,606
		2,397,475
Consumer Staples - 9.9%
Philip Morris International, Inc. (d)	5,352	457,757
The Procter & Gamble Co. (d)	5,532	424,304
WhiteWave Foods Co. (a)(d)	4,080	210,610
		1,092,671
Energy - 8.1%
Chevron Corp. (d)	4,452	393,913
FMC Technologies, Inc. (a)(d)	1,973	64,635
Royal Dutch Shell PLC - ADR (c)(d)	7,394	429,961
		888,509
Financials - 5.0%
CBRE Group, Inc. (a)(d)	6,527	247,830
McGraw Hill Financial, Inc. (d)	1,082	110,094
SEI Investments Co. (d)	3,487	185,892
		543,816
Health Care - 10.2%
Allergan PLC (a)(c)(d)	638	211,274
Biogen Idec, Inc. (a)(d)	451	143,770
Gilead Sciences, Inc. (d)	1,619	190,815
McKesson Corp. (d)	520	114,696
Merck & Co., Inc. (d)	3,788	223,340
Pfizer, Inc. (d)	6,487	233,921
		1,117,816
Industrials - 14.2%
CSX Corp. (d)	4,509	141,042
Cummins, Inc. (d)	1,094	141,706
General Electric Co. (d)	16,216	423,238
Middleby Corp. (a)(d)	2,241	274,971
United Continental Holdings, Inc. (a)(d)	2,237	126,144
United Rentals, Inc. (a)(d)	1,312	87,891
Verisk Analytics, Inc. (a)(d)	2,241	175,045

	Wabtec Corp. (d)	1,871	189,326
			1,559,363
	Information Technology - 19.5%
	Alliance Data Systems Corp. (a)(d)	507	139,445
	Apple, Inc. (d)	2,330	282,629
	Avago Technologies Ltd. (d)	2,411	301,713
	Cognizant Technology Solutions - Class A (a)(d)	2,782	175,544
	Facebook, Inc. (a)(d)	2,234	210,018
	F5 Networks, Inc. (a)(d)	1,381	185,247
	Fiserv, Inc. (a)(d)	2,827	245,553
	Google, Inc. - Class A (a)(d)	121	79,557
	Google, Inc. - Class C (a)(d)	121	75,699
	Mastercard, Inc. (d)	2,266	220,709
	NXP Semiconductors NV (a)(c)(d)	2,314	224,435
			2,140,549
	Materials - 6.5%
	Ecolab, Inc. (d)	1,031	119,400
	Sherwin-Williams Co. (d)	735	204,154
	The Dow Chem Co. (d)	8,355	393,186
			716,740
	Telecommunication Services - 4.0%
	AT&T, Inc. (d)	12,701	441,233
	TOTAL COMMON STOCKS (Cost $9,186,005)		10,898,172

	SHORT-TERM INVESTMENTS - 14.5%
	MONEY MARKET FUNDS - 14.5%
	Fidelity Government Portfolio - Class I, 0.01% (b)	1,592,253	1,592,253
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,592,253)		1,592,253
	TOTAL INVESTMENTS (Cost $10,778,258) - 113.7%		12,490,425
	Liabilities in Excess of Other Assets - (13.7)%		(1,502,258)
	TOTAL NET ASSETS - 100.00%		$10,988,167

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2015.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2015 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 23.8%
Consumer Discretionary - 17.3%
American Public Education, Inc.	5,000	$129,350
Conns, Inc.	6,000	207,120
Dorman Products, Inc.	6,000	316,680
Genesco, Inc.	3,000	194,070
Harley-Davidson, Inc.	4,500	262,350
Hibbett Sports, Inc.	6,000	273,300
Libbey, Inc.	3,551	132,133
PetMed Express, Inc.	12,000	202,200
Scholastic Corp.	2,700	116,343
Universal Electronics, Inc.	1,255	65,059
		1,898,605
Consumer Staples - 2.1%
Edgewell Personal Care Co.	1,264	120,977
Mead Johnson Nutrition Co.	1,223	108,101
		229,078
Health Care - 1.0%
Computer Programs & Systems, Inc.	2,500	116,925

Industrials - 2.1%
Huron Consulting Group, Inc.	3,000	229,410

Information Technology - 1.3%
OSI Systems, Inc.	2,000	140,360
TOTAL SECURITIES SOLD SHORT (Proceeds $2,619,606) - 23.8%		$2,614,378

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

		Logan Capital	Logan Capital
		Large Cap Growth*	Long/Short*

	Cost of investments	$16,447,008	$10,846,275
	Gross unrealized appreciation	7,188,287	2,036,048
	Gross unrealized depreciation	(667,606)	(391,898)
	Net unrealized appreciation	$6,520,681	$1,644,150

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2015 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of July 31, 2015:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,140,955	$-	$-	$6,140,955
Consumer Staples	1,351,150	-	-	1,351,150
Energy	175,560	-	-	175,560
Financials	457,045	-	-	457,045
Health Care	2,850,709	-	-	2,850,709
Industrials	2,509,060	-	-	2,509,060
Information Technology	8,525,008	-	-	8,525,008
Materials	648,570	-	-	648,570
Total Common Stocks	22,658,057	-	-	22,658,057
Short-Term Investments	309,632	-	-	309,632
Total Investments in Securities	$22,967,689	$-	$-	$22,967,689

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of July 31, 2015:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,397,475	$-	$-	$2,397,475
Consumer Staples	1,092,671	-	-	1,092,671
Energy	888,509	-	-	888,509
Financials	543,816	-	-	543,816
Health Care	1,117,816	-	-	1,117,816
Industrials	1,559,363	-	-	1,559,363
Information Technology	2,140,549	-	-	2,140,549
Materials	716,740	-	-	716,740
Telecommunication Services	441,233	-	-	441,233
Total Common Stocks	10,898,172	-	-	10,898,172
Short-Term Investments	1,592,253	-	-	1,592,253
Total Investments in Securities	$12,490,425	$-	$-	$12,490,425
Total Securities Sold Short	$2,614,378	$-	$-	$2,614,378

Refer to the Funds' Schedules of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at July 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended July 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 8/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 8/24/2015

By (Signature and Title)*/s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date 8/24/2015

* Print the name and title of each signing officer under his or her signature.